OCC CASH RESERVES

                                                                   July 14, 1999

Dear Shareholder:

In the semi-annual period ended May 31, 1999, the Portfolios of the OCC Cash Reserves continued to meet their objectives of providing safety of principal, liquidity and maximum current income through investments in taxable and tax-exempt money market securities. Detailed information about each of the fund's five Portfolios is presented in the Investment Review and financial statements that follow.

How times change! Our letter to shareholders in January 1999 noted that the Federal Reserve lowered the Federal Funds Rate from 5.5% to 4.75%. At the time, many felt the Federal Reserve would continue to lower the Federal Funds Rate due to a slow U.S. economy and low inflation. Since last fall, however, global economic conditions have improved dramatically and the U.S. economy has continued to grow. Today, the Federal Reserve is concerned about strong growth and the resulting potential for increased inflation and took the unprecedented step of publicly acknowledging that concern after their May meeting. Immediately following their June 29th-30th meeting, the Federal Reserve acted to slow the economy and raised the Federal Funds Rate from 4.75% to 5.0%. The Fed could raise interest rates again later in the year if economic activity continues to remains brisk.

Regardless of what the Fed may do in the future, we will continue to seek to provide after-tax income in excess of the rate of inflation while preserving our shareholders' capital.

We at OCC Cash Reserves and OpCap Advisors, the investment adviser to the Fund, want to thank you for your support and look forward to continuing to serve your money market fund needs.

                                                Sincerely,

                                                /s/ Joseph M. La Motta
                                                Joseph M. La Motta
                                                President



OCC Cash Reserves
One World Financial
Center
New York, NY 10281

Taxable
Primary Portfolio
Government Portfolio

Tax-Exempt
General Municipal Portfolio
California Municipal Portfolio
New York Municipal Portfolio

For more information or assistance with the your account please call:
1-800-401-6672

--------------------------------------------------------------------------------
INVESTMENT REVIEW
--------------------------------------------------------------------------------

Primary Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Primary Portfolio invests in a range of high-quality securities: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; U.S. dollar-denominated certificates of deposit and bankers' acceptances; interest-bearing time deposits; domestic or foreign commercial paper of prime quality and participation interests in loans of equivalent quality extended by banks to such companies; and repurchase agreements that are collateralized in full each day by U.S. Government securities.

Semi-Annual Review

During the six months ended May 31, 1999, the daily dividends of the Primary Portfolio averaged 4.22% on an annual basis or 4.29% compounded monthly. At May 31, 1999, the Portfolio had a seven-day compounded yield of 4.16%, down from 4.55% at the beginning of the fiscal year. The average maturity of the Portfolio during the six months ranged from a low of 55 days to a high of 74 days and on May 31, 1999 was 64 days.

Government Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Government Portfolio invests in: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; and repurchase agreements that are collateralized in full each day by such securities.

Semi-Annual Review

The Government Portfolio's daily dividend averaged 3.99% on an annual basis or 4.05% compounded monthly for the six months ended May 31, 1999. On May 31, 1999, the seven-day compounded yield of the Portfolio was 3.94%, down from 4.21% at November 30, 1998. The average maturity of the Portfolio during the six months ranged from 42 days to 64 days. On May 31, 1999 it was 48 days.

General Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal income taxes, from investments in a diversified portfolio of high-grade municipal money market securities. Types of investments include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

Semi-Annual Review

Daily dividends of the General Municipal Portfolio averaged 2.15% on an annual basis and 2.17% compounded monthly during the six months ended May 31, 1999. For an investor not subject to the alternative minimum tax in the top Federal income tax bracket of 39.6%, the effective compounded monthly yield was equivalent to a taxable return of 3.59%. The seven-day compounded yield on May 31, 1999 was 2.18% compared with the beginning of the fiscal year when it was 2.43%. Average maturity for the Portfolio ranged from 37 days to 80 days and on May 31, 1999 was 37 days.

California Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal and California personal income taxes, from investments in a diversified portfolio of high-grade municipal money market securities. The California municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discounts notes and participation interest in the foregoing.

Semi-Annual Review

For the six months ended May 31, 1999, the daily dividend averaged 1.99% on an annual basis and 2.00% compounded monthly. For a person not subject to the alternative minimum tax in the top Federal and California income tax brackets of 39.6% and 9.3%, respectively, the monthly compounded return would be equivalent to a taxable return of 3.65%. Between the end of the last fiscal year and May 31, 1999, the seven-day compounded yield increased from 2.07% to 2.13%. The average maturity of the securities in the Portfolio ranged from 30 days to 68 days and was 31 days on May 31, 1999.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

New York Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal, New York State and New York City income taxes, from investments in a portfolio of high-grade municipal money market securities. The New York municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

Semi-Annual Review

In the six months ended May 31, 1999, the daily dividends of the Portfolio averaged 2.04% on an annual basis and 2.06% compounded monthly. This was equivalent to an effective taxable yield of 3.83% for a person not subject to the alternative minimum tax in the top Federal, New York State and New York City tax brackets of 39.6%, 6.85% and 4.46%, respectively. The seven-day compounded yield fell from 2.18% to 2.12% between the 1998 fiscal year-end and May 31, 1999. The average maturity of the Portfolio ranged between 30 days to 52 days. On May 31, 1999 it was 31 days.


--------------------------------------------------------------------------------
YEAR 2000 PROCESSING ISSUE
--------------------------------------------------------------------------------

     Many computer programs in use today use two digits rather than four to identify the year and cannot distinguish the year 2000 from the year 1900. The Year 2000 issue affects virtually all companies and governments. The Fund's investment adviser and distributor have been working on necessary changes to their computer systems to deal with the Year 2000 issue. The Fund's transfer agent, custodian, as well as other service providers, have reported that they are also working on dealing with the issue. There can be no assurance that the problem will be corrected in all respects or that it will not have a negative effect on the Fund's operations or results. In addition corporations and government entities whose securities are owned by the Fund could be adversely affected by the Year 2000 issue, which could have a negative effect on the Fund's investment return.

May 31, 1999

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRIMARY PORTFOLIO
--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                Value
--------------------------------------------------------------------------------
U.S. Government Agencies-5.6%
$  56,300 Federal Home Loan Bank,
            5.00%-5.07%,
            10/8/99-2/11/00...................................  $  56,300,000
   78,000 Student Loan Marketing Association,
            5.05%-5.16%,
            1/19/00-3/8/00....................................     78,000,000
                                                                -------------
Total U.S. Government Agencies
  (amortized cost-$134,300,000)...............................    134,300,000
                                                                -------------

Bank Notes-4.0%
   95,000 Wachovia Bank, NC,
            4.83%-4.99%,
            6/30/99-12/28/99
            (amortized cost-$95,000,000)......................    95,000,000
                                                                -------------

Certificates of Deposit-10.5%
   85,000 Bank of Nova Scotia,
            4.85%,
            7/12/99-8/9/99....................................    85,000,000
   95,000 Canadian Imperial Bank of Commerce,
            4.86%-4.88%,
            7/6/99-7/28/99....................................    95,000,000
   70,000 Rabobank Nederland NV,
            4.92%-5.06%,
            1/28/00-2/7/00....................................    70,003,189
                                                                -------------
Total Certificates of Deposit
  (amortized cost-$250,003,189)...............................   250,003,189
                                                                -------------

Commercial Paper-79.8%
   50,000 Abbey National North America,
            4.80%, 7/7/99.....................................    49,760,000
   25,000 ABN-Amro North America Finance Inc.,
            4.88%, 8/31/99....................................    24,691,611
   90,000 American Express Credit Corp.,
            4.78%-4.80%,
            6/21/99-7/6/99....................................    89,668,467
   35,000 American General Corp.,
            4.81%, 6/2/99.....................................    34,995,324
   30,000 American Home Products Corp.,
            4.82%, 6/14/99....................................    29,947,783
   30,000 American Telephone & Telegraph Corp.,
            4.81%, 6/8/99.....................................    29,971,942
   65,000 BankAmerica Corp.,
            4.80%,
            8/2/99-8/24/99....................................    64,389,333

 $ 12,000 Bank of America FSB,
            4.85%, 7/9/99.....................................   $11,938,567
   50,000 BP America Inc.,
            4.92%, 6/1/99.....................................    50,000,000
   44,200 British Columbia (Province of),
            4.57%-4.77%,
            7/20/99-8/9/99....................................    43,877,724
   40,000 Chevron USA Inc.,
            4.80%, 6/30/99....................................    39,845,333
   35,000 Daimler-Benz North America Corp.,
            4.86%, 8/4/99.....................................    34,697,600
   25,000 DaimlerChrysler North America
            Holding Corp.,
            4.815%, 6/21/99...................................    24,933,125
   30,000 Deere (John) Capital Corp.,
            4.83%, 7/15/99....................................    29,822,900
   52,700 Diageo Capital plc,
            4.80%,
            6/16/99-7/6/99....................................    52,520,733
   49,500 Dover Corp.,
            4.82%-4.83%,
            6/17/99-6/23/99...................................    49,361,987
   72,000 First Chicago Financial Corp.,
            4.81%-4.83%,
            6/7/99-7/19/99....................................    71,782,264
   88,000 Ford Motor Credit Co.,
            4.76%-4.83%,
            6/9/99-7/8/99.....................................    87,744,498
   80,000 General Electric Capital Corp.,
            4.81%-4.85%,
            7/26/99-8/12/99...................................    79,340,914
    2,627 General Electric Co.,
            4.88%, 7/26/99....................................     2,607,414
   50,000 General Motors Acceptance Corp.,
            4.82%, 7/14/99....................................    49,712,139
   75,000 Glaxo Wellcome plc,
            4.79%-4.81%,
            6/22/99-8/3/99....................................    74,531,493
   25,000 Goldman Sachs Group L.P.,
            4.79%, 6/17/99....................................    24,946,778
   83,000 Halifax plc,
            4.78%-4.82%,
            6/21/99-7/12/99...................................    82,718,570
   77,500 Household Finance Corp.,
            4.80%-4.84%,
            6/17/99-7/27/99...................................    77,223,578
   25,000 IBM Corp.,
            4.80%-4.81%,
            6/23/99-7/13/99...................................    24,899,908

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                Value
--------------------------------------------------------------------------------

Commercial Paper (cont'd.)
$  45,000 Merrill Lynch & Co. Inc.,
            4.78%, 6/1/99                                       $  45,000,000
   50,000 Morgan Stanley Dean Witter & Co.,
            4.81%-4.83%,
            6/7/99-6/10/99                                         49,945,713
   14,000 Motorola Inc.,
            4.78%, 6/14/99                                         13,975,835
   20,000 Norwest Financial Inc.,
            4.80%, 6/23/99                                         19,941,333
   25,000 Novartis Finance Corp.,
            4.82%, 6/8/99                                          24,976,569
   41,875 Oesterreichische Kontrollbank AG,
            4.79%, 9/27/99                                         41,217,539
   90,000 Prudential Funding Corp.,
            4.77%-4.81%,
            6/14/99-6/28/99                                        89,751,497
   58,000 Rio Tinto America Inc.,
            4.84%-4.85%,
            7/12/99-8/16/99                                        57,547,944
   85,000 Royal Bank of Canada,
            4.72%-4.89%,
            9/24/99-5/4/00                                         84,229,950
   22,000 Sears Roebuck Acceptance Corp.
            4.79%, 6/24/99                                         21,932,674
   58,000 Skandinaviska Enskilda Banken
            Funding Inc.,
            4.79%-4.81%,
            6/3/99-6/11/99                                         57,957,918
   50,000 Svenska Handelsbanken Inc.,
            4.80%-4.81%,
            8/10/99-8/11/99                                        49,529,507
   50,000 Swedish Export Credit Corp.,
            4.80%-4.85%,
            6/7/99-10/1/99                                         49,573,125
   40,000 Toronto-Dominion Holdings USA Inc.,
            4.80%, 6/2/99                                          39,994,667
   24,683 US Borax & Chemical Corp.,
            4.83%, 6/15/99                                         24,636,637
                                                                -------------

Total Commercial Paper
  (amortized cost-$1,906,140,893)                               1,906,140,893
                                                                -------------

Total Investments
  (amortized cost-$2,385,444,082+)...   99.9%                  $2,385,444,082
Other Assets in Excess
  of Liabilities                         0.1                        2,106,206
                                       -----                    -------------

Total Net Assets                       100.0%                  $2,387,550,288
                                       -----                    -------------

-----------------------------------------------------------------------------
GOVERNMENT PORTFOLIO
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Principal
Amount
(000)                                                                Value
-----------------------------------------------------------------------------

 U.S. Government Agencies-99.9%

 Federal Farm Credit Bank-0.1%
 $     100    4.74%, 7/1/99
             (amortized cost-$99,605).......................... $      99,605
                                                                -------------

 Federal Home Loan Bank-17.5%
       307    4.69%, 7/7/99 ...................................       305,560
     2,000    4.70%, 6/23/99...................................     1,994,256
     2,170    4.71%, 7/9/99....................................     2,159,211
     3,000    4.73%, 7/30/99...................................     2,976,744
     1,996    4.75%, 7/16/99...................................     1,984,149
     3,000    4.76%, 7/16/99...................................     2,982,150
     2,000    5.00%, 2/11/00...................................     2,000,000
     1,700    5.07%, 10/8/99...................................     1,700,000
                                                                -------------

 Total Federal Home Loan Bank
   (amortized cost-$16,102,070)                                    16,102,070
                                                                -------------

 Federal Home Loan Mortgage Corporation-55.7%
     1,000    4.67%, 6/22/99......................................    997,276
     6,220    4.68%, 6/22/99......................................  6,203,019
       200    4.69%, 9/24/99......................................    197,004
     2,000    4.70%, 6/21/99......................................  1,994,778
     3,000    4.70%, 7/15/99......................................  2,982,767
     3,882    4.70%, 8/16/99......................................  3,843,482
     5,000    4.71%, 6/16/99......................................  4,990,188
     4,000    4.71%, 7/12/99......................................  3,978,543
       950    4.71%, 8/9/99.......................................    941,424
     5,900    4.72%, 6/21/99......................................  5,884,529
     4,500    4.72%, 6/22/99......................................  4,487,610
       129    4.72%, 7/6/99.......................................    128,408
     1,603    4.74%, 6/21/99......................................  1,598,779
     3,000    4.74%, 7/6/99.......................................  2,986,175
     3,200    4.75%, 6/7/99.......................................  3,197,467
     4,000    4.75%, 6/30/99......................................  3,984,694
       200    4.75%, 7/1/99.......................................    199,208
       563    4.75%, 8/26/99......................................    556,612
     2,200    4.76%, 6/11/99......................................  2,197,091
                                                                -------------

 Total Federal Home Loan Mortgage Corporation
   (amortized cost-$51,349,054)                                    51,349,054
                                                                -------------

May 31, 1999

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (unaudited)(continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO (cont'd.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                Value
--------------------------------------------------------------------------------
Federal National Mortgage Association-23.4%
$   5,000    4.67%, 6/14/99                                     $   4,991,568
    3,000    4.68%, 8/23/99                                         2,967,630
    1,000    4.71%, 7/26/99                                           992,804
    3,000    4.72%, 6/15/99                                         2,994,493
       25    4.74%, 7/19/99                                            24,842
    3,000    4.74%, 8/5/99                                          2,974,325
    1,000    4.75%, 7/15/99                                           994,195
    3,000    4.755%, 6/17/99                                        2,993,660
    1,000    4.76%, 6/8/99                                            999,074
      127    4.77%, 7/7/99                                            126,394
      250    4.78%, 6/15/99                                           249,535
    1,300    4.81%, 8/26/99                                         1,285,062
                                                                -------------

Total Federal National Mortgage Association
  (amortized cost-$21,593,582)                                     21,593,582
                                                                -------------

Student Loan Marketing Association-3.2%
    1,000 4.75%, 6/30/99                                              996,174
    2,000 5.05%, 1/19/00                                            2,000,000
                                                                -------------

Total Student Loan Marketing Association
  (amortized cost-$2,996,174)                                       2,996,174
                                                                -------------

Total Investments
  (amortized cost-$92,140,485+)   99.9%                         $  92,140,485

Other Assets in Excess
  of Liabilities                   0.1                                 81,365
                                 -----                          -------------

Total Net Assets                 100.0%                         $  92,221,850
                                 =====                          =============


-----------------------------------------------------------------------------
GENERAL MUNICIPAL PORTFOLIO
-----------------------------------------------------------------------------

Alaska-1.2%
          Valdez Marine Term. Rev.,
            Arco Trans. Proj.,
$   1,000   2.70%, 6/7/99..................................... $    1,000,000
      500   Ser. B, VRDN*
            3.30%, 6/1/99......................................       500,000
                                                                -------------
                                                                    1,500,000
                                                                -------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                Value
--------------------------------------------------------------------------------

Arizona-0.8%
$   1,000 Arizona Edl. Ln. Mktg. Corp.,
            ELR, Ser. A, VRDN*
            (LC; Dresdner Bank AG),
            3.30%, 6/2/99...................................... $   1,000,000
                                                                -------------

California-2.0%
      500 Metropolitan Water
            Dist. of Southern California, Ser. B,
            2.45%, 6/2/99......................................       500,000
    2,000 Riverside Cnty. TRAN's,
            4.50%, 9/30/99.....................................     2,010,644
                                                                -------------
                                                                    2,510,644
                                                                -------------

Delaware-1.7%
    1,800 Delaware St. EDA, SWDR,
            CIBA Specialty,
            Ser. A, VRDN*
            3.45%, 6/1/99......................................    1,800,000
      300 Delaware St. EDAR,
            Delmarva Light & Power Co. Proj.,
            VRDN(*) 3.35%, 6/1/99..............................      300,000
                                                                -------------
                                                                   2,100,000
                                                                -------------

Florida-3.3%
    1,000 Gainesville Util. Sys. Rev.,
            3.15%, 7/6/99......................................    1,000,000
    2,000 Palm Beach Cnty.,
            Palm Beach Health Facs.,
            (Insd.; MBIA),
            2.65%, 6/2/99......................................    2,000,000
    1,250 Putnam Cnty. DA, PCR,
            Seminole Elec. Co. Proj.,
            Ser. H-1, VRDN*
            3.35%, 6/2/99......................................    1,250,000
                                                                -------------
                                                                   4,250,000
                                                                -------------

Hawaii-0.8%
    1,000 Hawaii St. Secondary Mkt. Svcs. Corp.,
            SLR, Ser. II, VRDN*
            (LC; National Westminster Bank plc),
            3.35%, 6/2/99......................................    1,000,000
                                                                -------------

Illinois-3.4%
    1,000 Chicago Park Dist. TAN's,
            4.30%, 9/17/99.....................................    1,002,881
    1,945 Illinois St. Health FAR,
            Alexandrian Brothers Medical Center,
            Ser. 2012, (Insd.; AMBAC),
            3.35%, 6/9/99......................................    1,945,000
    1,400 Southwestern DA, SWDR,
            Shell Oil Co. Wood River Proj.,
            VRDN(*) 3.45%, 6/1/99..............................    1,400,000
                                                                -------------
                                                                   4,347,881
                                                                -------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                Value
--------------------------------------------------------------------------------

Indiana--2.7%
$   3,000 City of Indianapolis Gas & Util. Sys.,
            2.70%, 6/2/99                                       $   3,000,000
      400 Whiting Industrial Sewer SWDR,
            Amoco Oil Co. Proj., VRDN*
            3.45%, 6/1/99......................................       400,000
                                                                -------------
                                                                    3,400,000
                                                                -------------

Kansas--0.8%
    1,035 Johnson Cnty. GO,
            International Improvements, Ser. A,
            3.60%, 9/1/99......................................     1,035,626
                                                                -------------

Kentucky--1.7%
      200 Boone Cnty. PCR,
            Cincinnati Elec. & Gas Co. Proj.,
            Ser. A, VRDN*
            (LC; Union Bank of Switzerland),
            3.80%, 6/1/99......................................       200,000
    2,000 Kentucky HEL, Student Loan Corp.,
            SLR, Ser. E, VRDN*
            (Insd.; AMBAC),
            3.30%, 6/2/99......................................     2,000,000
                                                                -------------
                                                                    2,200,000
                                                                -------------

Louisiana--1.5%
    1,400 East Baton Rouge Parish PCR,
            Exxon Proj., VRDN*
            3.40%, 6/1/99......................................     1,400,000
      500 St. Charles Parish PCR,
            Shell Oil Co., Norco Proj.,
            3.45%, 6/1/99......................................       500,000
                                                                -------------
                                                                    1,900,000
                                                                -------------

Maryland--4.7%
          Anne Arundel Cnty. EDR,
          Baltimore Elec. & Gas Co. Proj., VRDN*
    3,000    2.75%, 6/14/99....................................     3,000,000
    2,000    Ser. A,
            3.10%, 8/5/99......................................     2,000,000
    1,000 Howard Cnty. GO, Ser. B,
            5.60%, 8/15/99.....................................     1,004,615
                                                                -------------
                                                                    6,004,615
                                                                -------------

Massachusetts--1.6%
    2,000 Gloucester BAN's,
            4.00%, 8/5/99......................................     2,001,200

Nebraska--5.3%
          Nebraska HEL Prog.,
            Student Loan, (LC; SLMA),
    2,100    Ser. A, VRDN*
            3.35%, 6/2/99......................................     2,100,000


$   1,600    Ser. C, VRDN*
            3.35%, 6/2/99                                       $   1,600,000
    3,000 Omaha Pub. Power Dist.,
            Elec. Rev., Ser. A,
            3.10%, 6/2/99......................................     3,000,000
                                                                -------------
                                                                    6,700,000
                                                                -------------

Nevada--1.0%
      300 Clark Cnty. AIR,
            Sub. Lien, Ser. A-2, VRDN*
            (LC; Union Bank of Switzerland),
            3.45%, 6/2/99......................................       300,000
    1,000 Las Vegas GO,
            (Insd.; FGIC),
            6.00%, 10/1/99.....................................     1,009,646
                                                                -------------
                                                                    1,309,646
                                                                -------------

New Jersey--2.6%
    1,300 New Jersey EDAR,
            National Gas Facilities,
            Ser. A, VRDN*
            (Insd.; AMBAC),
            3.20%, 6/1/99......................................     1,300,000
    2,000 New Jersey EFAR,
            Princeton Univ. Comm.,
            Ser. 1997A,
            3.05%, 7/19/99.....................................     2,000,000
                                                                -------------
                                                                    3,300,000
                                                                -------------

New York--11.3%
          Nassau Cnty. GO,
            General Improvements,
    2,000    Ser. T, (Insd.; FGIC),
            5.125%, 9/1/99.....................................     2,008,767
    2,445    Ser. W, (Insd.; FGIC),
            4.50%, 9/1/99......................................     2,451,898
          Nassau Cnty. IDA,
            Civic Facilities Rev., VRDN*
      800    Cold Spring Harbor Lab Proj.,
            3.30%, 6/1/99......................................       800,000
      800    Winthrop Univ. Hospital Proj.,
            (LC; Morgan Guaranty Trust),
            3.35%, 6/1/99......................................       800,000
    2,500 New York City GO,
            Ser. H5, (Insd.; MBIA),
            2.95%, 6/2/99......................................     2,500,000
    3,000 New York St. DAR,
            Metropolitan Museum of Art Proj.,
            Ser. A, VRDN*
            3.00%, 6/2/99......................................     3,000,000

May 31, 1999
-------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (unaudited)(continued)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
GENERAL MUNICIPAL PORTFOLIO (cont'd.)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Principal
Amount
(000)                                                                 Value
-------------------------------------------------------------------------------

New York (cont'd.)
$   2,800 Triborough Bridge & Tunnel Auth.
            Rev.,
            Ser. A, 5.00%, 1/1/00                               $   2,833,137
                                                                -------------
                                                                   14,393,802
                                                                -------------

Ohio-3.0%
    2,750 Ohio St. Building Auth.,
            Ser. C, VRDN*
            7.35%, 10/1/99 (A).................................     2,870,833
    1,000 Ohio St. University,
            General Receipts,
            3.20%, 7/19/99.....................................     1,000,000
                                                                -------------
                                                                    3,870,833
                                                                -------------

Pennsylvania-6.7%
    1,500 Beaver Cnty. ID,
            Duquesne Light Co.,
            Ser. 1993A, (LC; Union Bank of
            Switzerland), 3.40%, 6/21/99.......................     1,500,000
    2,500 Carbon Cnty. IDA,
            Resource Recovery Board,
            Panther Creek Partners
            Proj., Ser. 1991A,
            (LC; National Westminster Bank plc),
            3.40%, 6/14/99.....................................     2,500,000
    1,000 Pennsylvania St. HEA,
            Carnegie Mellon Univ.,
            Ser. D, VRDN*
            3.35%, 6/1/99......................................     1,000,000
    2,000 Pennsylvania St. HEA, SLR,
            Ser. A, VRDN*
            (LC; SLMA),
            3.35%, 6/2/99......................................     2,000,000
    1,500 Philadelphia TRAN's, Ser. A,
            4.25%, 6/30/99                                          1,500,706
                                                                -------------
                                                                    8,500,706
                                                                -------------

Puerto Rico-0.8%
    1,000 Puerto Rico Gov't. Dev. Bank,
            3.10%, 6/2/99......................................     1,000,000
                                                                -------------

South Carolina-1.8%
    2,300 Berkeley Cnty. Exempt,
            Industrial Facilities Rev.,
            Amoco Chem. Co. Proj., VRDN*
            3.45%, 6/1/99......................................     2,300,000
                                                                -------------


Tennessee-6.1%
$   2,300 Hamilton Cnty. IDR,
            Seaboard Feeds Inc. Proj., VRDN*
            (LC; Bank of New York),
            3.35%, 6/3/99                                       $   2,300,000
    3,000 Shelby Cnty. BAN's, Ser. 1998A,
            (LC; Landesbank Hessen),
            3.20%, 7/9/99......................................     3,000,000
    2,500 Tennessee St. School Board Auth.,
            Ser. 1997, (LC; Westdeutsche
            Landesbank) 3.15%, 8/12/99.........................     2,500,000
                                                                -------------
                                                                    7,800,000
                                                                -------------

Texas-20.3%
    1,000 Brazos HEA,
            Ser. B-1, VRDN(*)
            (CS; SLMA),
            3.25%, 6/2/99......................................     1,000,000
          City of Houston GO,
    3,000    Ser. B,
            2.95%, 6/4/99......................................     3,000,000
    2,000    Ser. C,
            3.15%, 8/2/99......................................     2,000,000
    1,000 Dallas Area Rapid Transit,
            STR, Ser. A
            (LC; Westdeutsche Landesbank),
            2.95%, 6/10/99.....................................     1,000,000
    4,200 El Paso Water & Sewer,
            Ser. A, (LC; Bank of America),
            3.05%, 6/14/99.....................................     4,200,000
    1,400 Grapevine IDR,
            Multiple Mode American Airlines,
            Ser. B2, VRDN(*)
            (LC; Morgan Guaranty Trust),
            3.25%, 6/1/99......................................     1,400,000
    3,000 Harris Cnty. GO, Ser. A,
            3.20%, 7/16/99.....................................     3,000,000
          Harris Cnty. HFDCR,
            St. Lukes Episcopal Hosp.,
      100   Ser. A, VRDN(*)
            3.25%, 6/1/99......................................       100,000
      300   Ser. B, VRDN(*)
            3.25%, 6/1/99......................................       300,000
      400 Lone Star Airport Improvements Auth.,
            Multiple Mode,
            Ser. B-1, VRDN(*)
            (LC; Royal Bank of Canada),
            3.25%, 6/1/99......................................       400,000

-------------------------------------------------------------------------------
Principal
Amount
(000)                                                                 Value
-------------------------------------------------------------------------------

$   1,400 Lower Colorado River Auth. Tex. Rev.,
            Jr. Lien, Ser. 3rd Suppl., VRDN*
            (Insd.; MBIA),
            3.15%, 6/2/99......................................    $1,400,000
    1,050 Round Rock GO,
            Independent Sch. Dist., Ser. B,
            (Insd.; PSFG),
            7.00%, 8/1/99......................................     1,056,342
      500 Texas HEA, Ser. B, VRDN*
            (Insd.; FGIC),
            3.30%, 6/2/99......................................       500,000
    3,000 Texas St. GO,
            2.95%, 8/23/99.....................................     3,000,000
    2,500 Texas St. TRAN's,
            4.50%, 8/31/99.....................................     2,509,878
    1,000 Univ. of Texas,
            Sys. Rev., Ser. A,
            2.70%, 6/1/99......................................     1,000,000
                                                                -------------
                                                                   25,866,220
                                                                -------------

Utah--3.1%
    2,000 Intermountain Pwr. Agy.,
            Ser. 1997B-2, (Insd.; AMBAC),
            2.75%, 6/1/99......................................     2,000,000
    2,000 Utah St. Brd. Regents SLR,
            Ser. L, VRDN*
            (Insd.; AMBAC),
            3.35%, 6/2/99......................................     2,000,000
                                                                -------------
                                                                    4,000,000
                                                                -------------

Virginia--0.8%
    1,000 Commonwealth of Virginia GO,
            Ser. 1997,
            3.20%, 6/21/99.....................................     1,000,000
                                                                -------------

Washington--2.7%
          Seattle City,
            Municipal Power & Light Rev.,
    1,000    2.80%, 6/10/99....................................     1,000,000
    1,500    3.00%, 6/14/99....................................     1,500,000
    1,000    3.10%, 6/10/99....................................     1,000,000
                                                                -------------
                                                                    3,500,000
                                                                -------------

West Virginia--1.9%
    2,400 West Virginia Public Energy Auth. Rev.,
            Morgantown Assoc. Proj.,
            (LC; Union Bank of Switzerland),
            3.20%, 7/12/99.....................................     2,400,000
                                                                -------------

Wisconsin--4.4%
    1,500 Kenosha Univ. TRAN's,
            School Dist. No. 001,
            3.00%, 10/29/99....................................     1,500,000

     4,079 Wisconsin St. GO,
             2.85%, 6/4/99.....................................     4,079,000
                                                                -------------
                                                                    5,579,000
                                                                -------------

 Wyoming--1.2%
      700 Lincoln Cnty. PCR,
             Exxon Proj., Ser. B, VRDN*
             3.20%, 6/1/99.....................................       700,000
      800 Uinta Cnty. PCR, Amoco Proj.,
             3.30%, 6/1/99.....................................       800,000
                                                                -------------
                                                                    1,500,000
                                                                -------------
 Total Investments
   (amortized cost--$126,270,173+)....   99.2%                  $ 126,270,173
 Other Assets in Excess
   of Liabilities.....................    0.8                       1,032,721
                                        -----                   -------------

 Total Net Assets.....................  100.0%                  $ 127,302,894
                                        =====                   =============



-----------------------------------------------------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO
-----------------------------------------------------------------------------

 California--96.2%
 $   2,050 Alameda Cnty.,
             Special Tax Dist. Facilities,
             7.75%, 9/1/99 (A)................................  $   2,115,511
       290 Alameda Cnty. IDA, Indl. Rev.,
             Intermountain Trading, VRDN*
             (LC; California St. Tchrs. Ret. Fd.),
             3.20%, 6/2/99....................................        290,000
       500 Alameda Contra Costa School FA,
             Capital Improvements, Ser. B, VRDN*
             (LC; Canadian Imperial Bank
             of Commerce),
             2.95%, 6/3/99....................................        500,000
     1,800 Anaheim Ctfs. Partn.,
             1993 Ref. Projs., VRDN*
             (Insd.; AMBAC),
             2.95%, 6/2/99....................................      1,800,000
     1,000 California Educational Facilities
             Auth. Rev., Stanford University,
             Ser. L-3, VRDN*
             3.00%, 6/2/99.....................................     1,000,000
           California HFFAR,
     1,075    Catholic Healthcare West,
             Ser. A, (Insd.; MBIA),
             4.50%, 7/1/99.....................................     1,075,861
     2,100 Hosp. Adventist Hlth. Sys.,
             Ser. A, VRDN*  (Insd.; MBIA),
             3.30%, 6/1/99.....................................     2,100,000

May 31, 1999
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (unaudited)(continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Principal
Amount
(000)                                                       Value
--------------------------------------------------------------------------------

California (cont'd)
$     800    Sutter Hlth., Ser. B,
            VRDN*  (LC; Morgan Guaranty Trust),
            3.25%, 6/1/99..........................    $800,000
          California PCFA, PCR,
    1,100    Pacific Elec. & Gas,
            Ser. C, VRDN *
            (LC; Bank of America),
            3.30%, 6/1/99.............................  1,100,000
    2,600    South California Edison,
            Ser. C,
            2.40%, 6/2/99.............................  2,600,000
    1,000 California PCFA, SWDR,
            Shell Oil Co. Martinez Proj.,
            Ser. B, VRDN *
            3.30%, 6/1/99.............................  1,000,000
    1,000 California SCD Auth. Multifamily Rev.,
            Greenback Manor Apts.,
            Ser. A, VRDN *
            (LC; East West Bank and FHLB),
            3.15%, 6/3/99.............................  1,000,000
          California SCD Auth. Rev. Ctfs. Partn.,
    1,400    VRDN *  (Insd.; MBIA),
            2.95%, 6/1/99.............................  1,400,000
    1,400    John Muir/Mt. Diablo Hlth.,
            VRDN *  (Insd.; AMBAC),
            2.95%, 6/1/99.............................  1,400,000
          California SCD Corp. Rev., ID,
            (LC; California St. Tchrs. Ret. Fd.),
      605    Florestone Prod. Proj., VRDN *
            3.25%, 6/2/99.............................    605,000
    1,800    South Bay Circuits Proj., VRDN *
            3.25%, 6/2/99.............................  1,800,000
      500    Staub Prod. Proj., Ser. A, VRDN *
            3.25%, 6/2/99.............................    500,000
    1,100 California St. EDAR,
            Independent Sys. Proj.,
            (LC; Bank of America),
            Ser. A, VRDN *
            3.25%, 6/1/99.............................  1,100,000
    1,300 California St. RAN's,
            4.00%, 6/30/99............................  1,301,205
      600 Chula Vista IDR,
            San Diego Elec. & Gas Co.,
            Ser. A, VRDN *
            3.35%, 6/1/99.............................    600,000
          City of Los Angeles TRAN's,
    2,000    4.00%, 6/30/99...........................  2,000,660
      500    4.25%, 6/30/99...........................    500,272


          Irvine Ranch WD,
$   1,600    Ser. A, VRDN *
            (LC; Bank of America),
            3.20%, 6/1/99  ........................... $1,600,000
    1,000    Improvements Dist. No 182,
            Ser. A, VRDN *
            (LC; Landesbank Hessen),
            3.20%, 6/1/99.............................  1,000,000
      405 Los Angeles Cnty. MTA,
            Second Subordinate STR,
            (LC; Canadian Imperial
            Bank of Commerce),
            3.20%, 6/14/99............................    405,000
    2,500 Los Angeles Cnty. TRAN's, Ser. A,
            4.50%, 6/30/99............................  2,501,587
    1,130 Los Angeles Convention & Exhibit Center,
            Ctfs. Partn. Auth., Ser. A,
            7.00%, 8/15/99 (A)........................  1,156,322
    1,700 Los Angeles Dept. of Power & Water,
            (LC; Toronto-Dominion Bank),
            3.00%, 8/9/99.............................  1,700,000
    1,250 Los Angeles Wastewater System Rev.,
            2.45%, 6/2/99.............................  1,250,000
    2,500 Marin Cnty. TRAN's,
            4.50%, 6/30/99............................  2,501,821
          Metropolitan Water,
            Dist. of Southern California, Ser. B,
    1,000    2.45%, 6/2/99............................  1,000,000
    2,100    2.90%, 6/7/99............................  2,100,000
          Orange Cnty. Sanitation Dist.,
    2,400    Ser. C, VRDN *  (Insd.; FGIC),
            3.25%, 6/1/99.............................  2,400,000
    1,500 Orange Cnty. WD Ctfs. Partn.,
            Ser. B, VRDN *
            (LC; National Westminster Bank plc),
            2.95%, 6/1/99.............................  1,500,000
    2,000 Riverside Cnty. TRAN's,
            4.50%, 9/30/99............................  2,010,650
          Sacramento MUD, Ser. I,
            (LC; Bayerische Landesbank
            Girozentrale),
      650    3.05%, 7/6/99............................    650,000
      600    3.05%, 8/16/99...........................    600,000
    1,500 San Bernardino Cnty. TRAN's,
            4.50%, 9/30/99............................  1,507,529
    2,000 San Francisco Bay Area
            Rapid Transit Sys.,
            (LC; Union Bank of Switzerland),
            2.95%, 8/9/99.............................  2,000,000
          Santa Barbara Cnty. TRAN's,
    2,000    4.50%, 10/1/99...........................  2,008,929
    1,000    School Financing Auth.,
            4.50%, 6/30/99............................  1,000,636

--------------------------------------------------------------------------------
 Principal
 Amount
 (000)                                                                Value
--------------------------------------------------------------------------------

$     872 Santa Clara Cnty. El Camino Dist.
             Hosp. FAR, Lease - VY Med.
             Ctr. Proj., Ser. A, VRDN*
             (LC; Bayerische Vereinsbank AG),
             3.05%, 6/1/99                                      $     872,000
     1,200 Santa Clara Cnty. FAR,
             VMC Fac. Replacement Proj.,
             Ser. B, VRDN*
             3.05%, 6/2/99                                          1,200,000
     1,100 Southern California Pub. PAR,
             Transmission Proj.,
             VRDN*  (LC; Barclays Bank plc),
             2.95%, 6/2/99                                          1,100,000
      300 Stockton MFHR,
             Mariners Pointe Assoc., Ser. A,
             VRDN*  (LC; LaSalle National Bank),
             3.00%, 6/2/99                                            300,000
     1,500 University of California,
             Board of Regents, Ser. A,
             3.15%, 6/17/99                                         1,500,000
                                                               --------------
                                                                   60,452,983
                                                               --------------

Puerto Rico-2.4%
     1,500 Puerto Rico Gov't. Dev. Bank,
             3.10%, 6/2/99                                          1,500,000
                                                               --------------
Total Investments
   (amortized cost-$61,952,983+)        98.6%                   $  61,952,983
Other Assets in Excess
   of Liabilities                        1.4                          877,145
                                                               --------------
   Total Net Assets                    100.0%                   $  62,830,128
                                                               --------------

-----------------------------------------------------------------------------
NEW YORK MUNICIPAL PORTFOLIO
-----------------------------------------------------------------------------

New York-95.4%
$     300 Babylon IDA, RRR,
             OFS Equity Babylon Proj., VRDN*
             (LC; Union Bank of Switzerland),
             3.20%, 6/1/99                                     $     300,000
     1,000 Broome Cnty., BAN's,
             3.50%, 4/5/00                                         1,003,767
     1,002 Dutchess Cnty. GO,
             4.00%, 6/15/99                                        1,002,129
          Long Island Power Auth.,
             Elec. Sys. Rev., Ser. 3,
             (LC; Westdeutsche Landesbank),
     2,100    2.65%, 6/2/99                                        2,100,000
     1,000    3.00%, 6/25/99                                       1,000,000


$     500 Massapequa USD TAN's,
            3.80%, 6/30/99                                       $   500,077
    1,000 Monroe Cnty. BAN's,
            4.00%, 7/23/99                                         1,000,550
          MTA Transit Facilities TRAN's,
            Special Obligation,
            Ser. CP1-Sub. Ser. B,
            (LC; ABN-Amro Bank NV),
    2,000    2.55%, 6/2/99                                         2,000,000
    1,000    2.55%, 6/7/99                                         1,000,000
    1,000    2.95%, 6/15/99                                        1,000,000
    3,000 Nassau Cnty. GO,
            General Improvements,
            Ser. T, (Insd.; FGIC),
            5.125%, 9/1/99                                         3,013,150
      100 Nassau Cnty. IDA,
            Civic Facilities Rev.,
            Cold Spring Harbor Lab Proj., VRDN*
            3.30%, 6/1/99                                            100,000
          New York City GO,
      600    Ser. B, VRDN*
            (Insd.; FGIC),
            3.30%, 6/1/99                                            600,000
    1,000    Ser. H5, (Insd.; MBIA),
            2.95%, 6/4/99                                          1,000,000
    1,000    Sub. Ser. B2, VRDN*
            (LC; Morgan Guaranty Trust),
            3.30%, 6/1/99                                          1,000,000
    2,100 New York City IDA,
            Civic Facilities Rev.,
            National Audubon Society,
            VRDN*  (LC; Credit Local de France),
            3.30%, 6/1/99                                          2,100,000
          New York City MWFA,
    2,000    (LC; Westdeutsche Landesbank),
            3.15%, 7/9/99                                          2,000,000
    2,000    (LC; Bank of Nova Scotia),
            3.20%, 7/9/99                                          2,000,000
            Water & Sewer Sys. Rev.,
      540    Ser. A, VRDN*  (Insd.; FGIC),
            3.50%, 6/1/99                                            540,000
      200    Ser. C, (Insd.; FGIC),
            3.30%, 6/1/99                                            200,000
    1,000 New York City Transitional FAR,
            Future Tax, Ser. B,
            4.00%, 11/15/99                                        1,004,463
          New York City Trust CRR,
    1,700    Museum of Broadcasting Proj.,
            VRDN*  (LC; Kredietbank NV),
            3.05%, 6/2/99                                          1,700,000
    1,000    Museum of Modern Art,
            Ser. 1, (Insd.; AMBAC),
            5.00%, 1/1/00                                          1,011,828

May 31, 1999
-------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (unaudited)(continued)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW YORK MUNICIPAL PORTFOLIO (cont'd.)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Principal
Amount
(000)                                                                Value
-------------------------------------------------------------------------------

New York (cont'd)
          New York St. DAR,
$   1,800   Cornell University, Ser. B, VRDN*
            3.35%, 6/1/99                                       $1,800,000
            Memorial Sloan-Kettering
            Cancer Center,
    1,000   Ser. 1989A, (LC; Chase
            Manhattan Bank),
            3.20%, 6/7/99                                        1,000,000
    1,000   Ser. 1996, (LC; Morgan Guaranty Trust),
            2.80%, 6/4/99                                        1,000,000
    1,325   Metropolitan Museum of Art Proj.,
            Ser. B, VRDN*
            3.00%, 6/2/99                                        1,325,000
      505   Miriam Osborn Memorial Home Proj.,
            Ser. A, VRDN*
            (LC; Banque de Paribas),
            3.15%, 6/2/99                                          505,000
    1,900   New York Public Library,
            Ser. B, VRDN*
            (LC; Canadian Imperial
            Bank of Commerce),
            3.05%, 6/2/99                                        1,900,000
    1,600   Oxford Univ. Press Inc.,
            VRDN*  (LC; Landesbank Hessen),
            3.10%, 6/2/99                                        1,600,000
    1,000 New York St. Environmental GO,
            Ser. 1997A,
            2.90%, 6/7/99                                        1,000,000
    3,000 New York St. ERDA, Gas Facilities Rev.,
            Brooklyn Union Gas Proj.,
            Ser. A2, VRDN*  (Insd.; MBIA),
            3.15%, 6/2/99                                        3,000,000
          New York St. ERDA, PCR,
      200   New York St. Elec. & Gas Proj.,
            Ser. D, VRDN*
            (LC; First National Bank of Chicago),
            3.15%, 6/1/99                                          200,000
            Niagara Mohawk Power Corp. Proj.,
            VRDN*  (LC; Morgan Guaranty Trust),
    1,000    3.55%, 6/1/99                                       1,000,000


$     900   Ser. B,
            3.55%, 6/1/99                                       $  900,000
    1,300   Rochester Elec. & Gas Co. Proj.,
            Ser. A, VRDN*
            (Insd.; MBIA),
            3.05%, 6/2/99                                        1,300,000
    1,500 New York St. GO, Ser. U,
            2.60%, 6/2/99                                        1,500,000
          New York St. JDA, VRDN*
    1,920   Ser. A1-A13,
            3.20%, 6/1/99                                        1,920,000
    1,200   Ser. B1-B21,
            3.20%, 6/1/99                                        1,200,000
    1,500 New York St. LGAC, Ser. E, VRDN*
            (LC; Canadian Imperial
            Bank of Commerce),
            3.00%, 6/2/99                                        1,500,000
    1,900 New York St. PAR,
            (LC; Commerzbank),
            3.10%, 7/12/99                                       1,900,000
      421 Niagara Cnty. IDA, IDR,
            Pyron Corp. Proj., VRDN*
            (LC; Chase Manhattan Bank),
            3.20%, 6/2/99                                          421,000
    3,000 Port Auth. of New York & New Jersey,
            3.25%, 6/15/99                                       3,000,000
    2,000 Sachem Central School Dist.
            Holbrook TAN's,
            4.00%, 6/25/99                                       2,000,505
    1,000 Saint Lawrence Cnty. IDA, EIR,
            Reynolds Metals Co. Proj., VRDN*
            (LC; Royal Bank of Canada),
            3.20%, 6/2/99                                        1,000,000
          Suffolk Cnty. TAN's,
    2,000   Ser. I, (LC; Credit Local de France),
            3.50%, 8/12/99                                       2,002,722
    1,000   Ser. II, (LC; Landesbank Hessen),
            4.00%, 9/9/99                                        1,002,799
      450 Wallkill IDA, PCR,
            Reynolds Metals Co. Proj.,
            VRDN*  (LC; Dresdner Bank AG),
            3.45%, 6/2/99                                          450,000
                                                           ---------------
                                                                61,602,990
                                                           ---------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Principal
Amount
(000)                                                        Value
--------------------------------------------------------------------------------

Puerto Rico - 3.8%
          Puerto Rico Gov't. Dev. Bank,
$   1,500    3.10%, 6/2/99                              $    1,500,000
    1,000    3.15%, 7/6/99                                   1,000,000
                                                        ---------------
                                                             2,500,000
                                                        ---------------


Total Investments
  (amortized cost-$64,102,990+)        99.2%            $   64,102,990
Other Assets in Excess
  of Liabilities                        0.8                    499,761
                                      -----             ---------------
Total Net Assets                      100.0%            $   64,602,751
                                      =====             ===============

--------------------------------------------------------------------------------

+ Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
 * Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change.
(A) Pre-refunded to the date shown. Collateralized by U.S. Government securities and cash which are held in escrow and are used to pay principal and interest and to retire the bonds in full at the earliest refunding date.

See accompanying notes to financial statements.

May 31, 1999
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (unaudited)(continued)
--------------------------------------------------------------------------------

General Abbreviations:

AIR         Airport Improvement Revenue
AMBAC       American Mortgage Bond Assurance Corporation
BAN         Bond Anticipation Note
CRR         Cultural Resources Revenue
CS          Credit Support
DA          Development Authority
DAR         Dormitory Authority Revenue
EDA         Economic Development Authority
EDAR        Economic Development Authority Revenue
EDR         Economic Development Revenue
EEIR        Education Equipment & Improvement Revenue
EFAR        Environmental Facilities Authority Revenue
EFC         Environmental Facilities Corporation
EIR         Environment Improvement Revenue
ELR         Educational Loan Revenue
ERDA        Energy Research & Development Authority
FA          Finance Authority
FAR         Finance Authority Revenue
FGIC        Financial Guaranty Insurance Corporation
FHLB        Federal Home Loan Bank
GO          General Obligation
HEA         Higher Education Authority
HEAA        Higher Education Assistance Revenue
HEL         Higher Education Loan
HFDCR       Health Facilities Development Corporation Revenue
HFFAR       Health Facilities Financing Authority Revenue
ID          Industrial Development
IDA         Industrial Development Authority
IDR         Industrial Development Revenue
JDA         Job Development Authority
LC          Letter of Credit
LGAC        Local Government Assistance Corp.
MBIA        Municipal Bond Investors Assurance
MFHR        Multiple Family Housing Revenue
MTA         Metropolitan Transportation Authority
MUD         Municipal Utility District
MWFA        Municipal Water Finance Authority
PAR         Power Authority Revenue
PCFA        Pollution Control Financing Authority
PCR         Pollution Control Revenue
RAN         Revenue Anticipation Note
RRR         Resource Recovery Revenue
SCD         Statewide Communities Development
SLMA        Student Loan Marketing Association
SLR         Student Loan Revenue
STR         Sales Tax Revenue
SWDR        Solid Waste Disposal Revenue
TAN         Tax Anticipation Note
TRAN        Tax Revenue Anticipation Note
USD         Unified School District
WD          Water District

May 31, 1999
-------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
-------------------------------------------------------------------------------

                                            --------        ----------         ---------         -----------         ----------
                                                                                General           California         New York
                                             Primary        Government         Municipal          Municipal          Municipal
                                            Portfolio       Portfolio          Portfolio          Portfolio          Portfolio
                                            ---------       ----------         ---------         -----------         ----------
Assets
Investments, at value
     (amortized cost -
     $2,385,444,082, $92,140,485,
     $126,270,173, $61,952,983 and
     $64,102,990, respectively)          $2,385,444,082   $   92,140,485    $  126,270,173    $   61,952,983    $   64,102,990
  Cash                                          172,656          103,543            42,685            94,962           119,180
  Receivable from capital stock sold.            74,309                -                 -                 -               939
  Interest receivable                         5,574,113          123,095         1,127,128           847,601           460,268
  Prepaid expenses and other assets.             89,625           15,831            16,644             3,616             3,351
                                         --------------   --------------    --------------    --------------    ---------------
  Total Assets                            2,391,354,785       92,382,954       127,456,630        62,899,162        64,686,728
                                         --------------   --------------    --------------    --------------    ---------------

Liabilities
  Payable for capital stock redeemed              2,745            4,404            11,850                 -             2,006
  Investment advisory fee payable...            132,997            6,318             8,514             4,308             4,448
  Distribution fee payable                       81,411            3,159             4,349             2,154             2,224
  Dividends payable                           2,910,027          109,136            84,739            40,377            41,771
  Other payables and accrued
     expenses                                   677,317           38,087            44,284            22,195            33,528
                                         --------------   --------------    --------------    --------------    ---------------
  Total Liabilities                           3,804,497          161,104           153,736            69,034            83,977
                                         --------------   --------------    --------------    --------------    ---------------
  Total Net Assets                       $2,387,550,288   $   92,221,850   $   127,302,894    $   62,830,128    $   64,602,751
                                         ==============   ==============    ==============    ==============    ===============

Composition of Net Assets
  Par value ($.0001 per share,
     10 billion shares
     authorized for each portfolio)...    $     238,758   $       9,224    $       12,739    $        6,286     $        6,463
  Paid-in-capital in excess of par        2,387,306,750      92,211,908       127,335,140        62,855,289         64,620,883
  Accumulated net realized gain
     (loss) on investments                        4,780             718           (44,985)          (31,447)           (24,595)
                                         --------------   --------------    --------------    --------------    ---------------
  Total Net Assets                       $2,387,550,288   $  92,221,850    $  127,302,894   $    62,830,128     $   64,602,751
                                         ==============   ==============    ==============    ==============    ===============
  Shares outstanding                      2,387,584,678      92,243,325       127,390,383        62,861,576         64,627,346
                                         --------------   --------------    --------------    --------------    ---------------
  Net asset value per share                       $1.00           $1.00             $1.00             $1.00              $1.00
                                         ==============   ==============    ==============    ==============    ===============





See accompanying notes to financial statements.

Six months ended May 31, 1999
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------

                                            --------        ----------         ---------         -----------         ----------
                                                                                General           California         New York
                                             Primary        Government         Municipal          Municipal          Municipal
                                            Portfolio       Portfolio          Portfolio          Portfolio          Portfolio
                                            ---------       ----------         ---------         -----------         ----------
Investment Income
  Interest                                 $62,457,410     $ 2,515,079        $ 2,173,635        $   971,065        $ 1,150,848
                                           -----------     -----------        -----------        -----------        -----------
Operating Expenses
  Investment advisory fee                    5,052,290         253,540            342,413            167,874            193,475
  Distribution fee                           3,095,352         127,259            176,379             83,937             96,737
  Transfer and dividend
     disbursing agent fees                     791,570          22,888             31,965              9,979             24,104
  Administrative services fee                  618,227          25,004             35,296             16,788             18,737
  Shareholder services fee                     258,185          11,246             15,697              6,940             10,275
  Custodian fees                                81,892          18,712             22,317              9,252             10,610
  Reports and notices to
     shareholders                               79,467           1,711              2,564                854                854
  Directors' fees and expenses                  97,909           4,134              5,789              2,698              3,025
  Audit fees                                    22,639           7,249              7,287              7,210              7,210
  Registration fees                             15,045           7,944              9,189                881              1,072
  Legal fees                                     5,753             254                388                160                189
  Miscellaneous                                 92,786           3,805              5,146              1,682              1,982
                                           -----------     -----------        -----------        -----------        -----------
     Total operating expenses               10,211,115         483,746            654,430            308,255            368,270
     Less: Expenses offset                      (3,906)           (802)            (1,194)            (1,574)            (1,655)
                                           -----------     -----------        -----------        -----------        -----------
     Net operating expenses                 10,207,209         482,944            653,236            306,681            366,615
                                           -----------     -----------        -----------        -----------        -----------
       Net investment income                52,250,201       2,032,135          1,520,399            664,384            784,233
  Net realized gain
     on investments                              5,436             458              6,476                  -                  -
                                           -----------     -----------        -----------        -----------        -----------
Net increase in net assets
  resulting from operations                $52,255,637     $ 2,032,593        $ 1,526,875        $   664,384        $   784,233
                                           ===========     ===========        ===========        ===========        ===========


See accompanying notes to financial statements.

                           Intentionally Left Blank

-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------


                                          -------------------------------------   -------------------------------------
                                                      Primary Portfolio                     Government Portfolio
                                          -------------------------------------   -------------------------------------
                                           Six months ended      Year ended       Six months ended       Year ended
                                           May 31, 1999 (a)   November 30, 1998   May 31, 1999 (a)    November 30, 1998
                                          -----------------   -----------------   ----------------    -----------------
Operations
  Net investment income                    $   52,250,201     $  107,471,188      $    2,032,135     $    4,285,012
  Net realized gain (loss)
    on investments                                  5,436                449                 458                523
                                          -----------------   -----------------   ----------------    -----------------
    Net increase in net assets
     resulting from operations                 52,255,637        107,471,637           2,032,593          4,285,535
                                          -----------------   -----------------   ----------------    -----------------

Dividends and Distributions
  to Shareholders
  Net investment income                        (52,250,201)       (107,471,188)         (2,032,135)         (4,285,012)
  Net realized gains                                     -                   -                   -                   -
                                          -----------------   -----------------   ----------------    -----------------
    Total dividends and
     distributions to shareholders             (52,250,201)       (107,471,188)         (2,032,135)         (4,285,012)
                                          -----------------   -----------------   ----------------    -----------------

Capital Stock Transactions
  Net proceeds from sales                    8,393,501,407      14,416,847,565         203,242,971         642,903,095
  Reinvestment of dividends
    and distributions                           52,670,464         106,839,942           2,054,746           4,257,414
  Cost of shares redeemed                   (8,631,065,673)    (14,117,821,757)       (225,222,234)       (634,993,342)
                                          -----------------   -----------------   ----------------    -----------------
    Net increase (decrease) in
     net assets from capital
     stock transactions                       (184,893,802)        405,865,750         (19,924,517)         12,167,167
                                          -----------------   -----------------   ----------------    -----------------
    Total increase (decrease) in
     net assets                               (184,888,366)        405,866,199         (19,924,059)         12,167,690

Net Assets
  Beginning of period                        2,572,438,654       2,166,572,455         112,145,909          99,978,219
                                          -----------------   -----------------   ----------------    -----------------
  End of period                            $ 2,387,550,288     $ 2,572,438,654      $   92,221,850     $   112,145,909
                                          =================   =================   ================    =================

------------------------------------
(a) Unaudited



See accompanying notes to financial statements.

------------------------------------   -----------------------------------     -----------------------------------
  General Municipal Portfolio             California Municipal Portfolio           New York Municipal Portfolio
------------------------------------   ------------------------------------    -----------------------------------
Six months ended       Year ended       Six months ended       Year ended       Six months ended       Year ended
May 31, 1999 (a)   November 30, 1998   May 31, 1999 (a)   November 30, 1998    May 31, 1999 (a)   November 30, 1998
----------------   -----------------   -----------------  -----------------    -----------------  ----------------
 $    1,520,399     $    4,240,610     $      664,384      $    1,515,431        $     784,233     $    1,876,324

          6,476               (709)                 -                   -                    -                  -
----------------   -----------------   -----------------  -----------------    -----------------  ----------------
      1,526,875          4,239,901            664,384           1,515,431              784,233          1,876,324
----------------   -----------------   -----------------  -----------------    -----------------  ----------------


     (1,520,399)        (4,240,610)          (664,384)         (1,515,431)            (784,233)        (1,876,324)
              -                  -                  -                   -                    -                  -
----------------   -----------------   -----------------  -----------------    -----------------  ----------------
     (1,520,399)        (4,240,610)          (664,384)         (1,515,431)            (784,233)        (1,876,324)
----------------   -----------------   -----------------  -----------------    -----------------  ----------------


    474,619,979      1,032,098,542        210,193,839         429,969,028          232,182,331        500,835,718

      1,557,600          4,223,116            668,644           1,513,776              795,137          1,879,639
   (520,697,187)    (1,001,476,568)      (218,424,926)       (416,803,566)        (252,523,022)      (491,805,768)
----------------   -----------------   -----------------  -----------------    -----------------  ----------------
    (44,519,608)        34,845,090         (7,562,443)         14,679,238          (19,545,554)        10,909,589
----------------   -----------------   -----------------  -----------------    -----------------  ----------------

    (44,513,132)        34,844,381         (7,562,443)         14,679,238          (19,545,554)        10,909,589

    171,816,026        136,971,645         70,392,571          55,713,333           84,148,305         73,238,716
----------------   -----------------   -----------------  -----------------    -----------------  ----------------
 $  127,302,894     $  171,816,026      $  62,830,128     $    70,392,571       $   64,602,751     $   84,148,305
================   =================   =================  =================    =================  ================

May 31, 1999
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

1.    Organization and Significant Accounting Policies

      OCC Cash Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund has five portfolios: the Primary Portfolio ("Primary"), the Government Portfolio ("Government"), the General Municipal Portfolio ("General"), the California Municipal Portfolio ("California") and the New York Municipal Portfolio ("New York"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. OpCap Advisors ( the "Adviser") and OCC Distributors ( the "Distributor"), both affiliates of Oppenheimer Capital, serve as each Portfolio's adviser and distributor, respectively.

      The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

     (a) Valuation of Investments

     Each Portfolio values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security.

     (b) Federal Income Taxes

     Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes substantially all of its taxable and non-taxable income to its shareholders; accordingly, no Federal income tax provision is required.

     (c) Securities Transactions and Other Income

     Securities transactions are accounted for on the trade date. Cost of securities sold is determined on the basis of identified cost. Interest income is accrued as earned. Premiums are amortized and discounts are accreted to interest income over the lives of the respective securities.

     (d) Dividends and Distributions

     Dividends from net investment income are declared daily and paid monthly by each Portfolio. Distributions of net realized short-term capital gains, if any, are declared and paid at least annually by each Portfolio.

     (e) Repurchase Agreements

     Each Portfolio may enter into repurchase agreements as part of its investment program. The Portfolios' custodian takes possession of the collateral pledged by the counterparty. The collateral is marked-to-market daily to ensure that the value, plus accrued interest, is at least equal to the repurchase price. In the event of default of the obligor to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     (f) Expense Allocations

     Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all applicable Portfolios or on another reasonable basis.

     (g) Expenses Offset

     The Fund benefits from an expense offset arrangement with its custodian bank and transfer agent where uninvested cash balances earn credits that reduce monthly expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

     (h) Directors' Fees and Expenses

     The Fund has adopted a retirement plan that provides for payments upon retirement to independent directors based upon the average annual compensation paid to them during their five highest paid years of service. An independent director must serve for a minimum of seven years (or such lesser period as may be approved by the board) to become eligible to receive benefits. For the six months ended May 31, 1999, expenses accrued for the retirement plan were:
Primary $42,179; Government $1,782; General $2,493; California $1,163 and New York $1,303.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2. Investment Advisory Fee and Distribution Fee

      (a) Under the Investment Advisory Agreement, each Portfolio pays the Adviser a monthly investment advisory fee at the annual rate of .50% on the first $100 million of average daily net assets, .45% on the next $200 million of average daily net assets, and .40% on average daily net assets in excess of $300 million. The Adviser has agreed to waive and/or reimburse a Portfolio to the extent that total operating expenses of the Portfolio exceed 1.00% of its average daily net assets (net of expenses offset) for any fiscal year. For the six months ended May 31, 1999, there were no waivers or reimbursements.

      (b) Under the Distribution Assistance Plan each Portfolio pays the Adviser a monthly fee at an annual rate of .25% of its average daily net assets and the Adviser uses such amounts in their entirety for (i) payments to broker-dealers, banks and other financial intermediaries for their distribution assistance for their distribution assistance provided to the Portfolio and (ii) otherwise promoting the sale of shares of the Fund.

3. Purchases and Sales of Securities

      For the six months ended May 31, 1999, purchases and sales/maturities of investment securities were: Primary $8,174,170,021 and $8,356,355,105; Government $593,446,173 and $614,994,273; General $315,640,063 and $351,998,584;
California $178,345,079 and $185,647,000; and New York $182,175,320 and
$198,627,000, respectively.

4. Financial Instruments and Associated Risks

      Each Portfolio invests in issues with a remaining maturity of thirteen months or less and are rated high quality by a nationally recognized statistical rating organization or, if not rated, are judged by the Adviser to be of comparable quality. Primary maintains portfolio diversification to reduce investment risk by not investing more than 25% of its total assets in securities of issuers conducting their principal business activities in any one industry, except that under normal circumstances at least 25% of its total assets will be invested in bank obligations. At May 31, 1999, major industry concentrations were as follows: Banking - 38.7%, Finance - 10.3%, Automotive - 8.3%, U.S. Government Agencies - 5.6% and Diversified - 5.5%. Government's portfolio is concentrated in issues of, or guaranteed by, the U.S. Government and/or its agencies and is diversified with respect to its investments in repurchase agreements. General maintains a diversified portfolio of short-term obligations issued by states, territories and possessions of the United States and by the District of Columbia and by their political subdivisions and duly constituted authorities. California and New York maintain diversified portfolios of short-term obligations issued by the States of California and New York, respectively, and their political subdivisions. Issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state, region or industry. Certain short-term debt obligations held by the Portfolios may be entitled to the benefit of standby letters of credit or other guarantees of banks or other financial institutions.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                           INCOME FROM
                                                       INVESTMENT OPERATIONS
                                           ---------------------------------------------
                                      Net Asset                            Net               Total
                                      Value,             Net            Realized          Income from
                                      Beginning       Investment         Gain/(Loss)        Investment
                                      of Period        Income         on Investments       Operations
Primary Portfolio
  Six months ended
     May 31, 1999 (5)                  $1.000          $0.021            $0.000              $0.021
  Year ended Nov. 30, 1998              1.000           0.048             0.000               0.048
  Year ended Nov. 30, 1997              1.000           0.047            (0.000)              0.047
  Year ended Nov. 30, 1996              1.000           0.046            (0.000)              0.046
  Year ended Nov. 30, 1995              1.000           0.051             0.000               0.051
  Year ended Nov. 30, 1994              1.000           0.032             0.000               0.032



                                                        DIVIDENDS
                                                    AND DISTRIBUTIONS
                               -------------------------------------------------------------
                               Dividends to
                               Shareholders       Distributions           Total Dividends      Net Assets
                                from Net         to Shareholders         and Distributions       Value
                               Investment            from Net                   to               End of      Total
                                 Income            Realized Gains          Shareholders         Period      Return*
Primary Portfolio
  Six months ended
     May 31, 1999 (5)           ($0.021)                 -                   ($0.021)           $1.000       4.30%(4)
  Year ended Nov. 30, 1998       (0.048)                 -                    (0.048)            1.000       4.90%
  Year ended Nov. 30, 1997       (0.047)                 -                    (0.047)            1.000       4.85%
  Year ended Nov. 30, 1996       (0.046)             ($0.000)                 (0.046)            1.000       4.69%
  Year ended Nov. 30, 1995       (0.051)              (0.000)                 (0.051)            1.000       5.19%
  Year ended Nov. 30, 1994       (0.032)              (0.000)                 (0.032)            1.000       3.26%


                                                                        RATIOS TO
                                                                         AVERAGE
                                                                        NET ASSETS
                                                                 -------------------------
                                                Net Assets,
                                                  End of           Net            Net
                                                  Period        Operating       Investment
                                                (millions)      Expenses (3)      Income
Primary Portfolio
  Six months ended
     May 31, 1999(5)                              $2,387.6       0.82%(2,4)      4.22%(2,4)
  Year ended Nov. 30, 1998                         2,572.4       0.83%           4.78%
  Year ended Nov. 30, 1997                         2,166.6       0.85%           4.75%
  Year ended Nov. 30, 1996                         1,712.6       0.91%           4.60%
  Year ended Nov. 30, 1995                         1,671.1       0.94%           5.07%
  Year ended Nov. 30, 1994                         1,453.8       0.91%           3.21%


Government Portfolio
                                                           INCOME FROM
                                                       INVESTMENT OPERATIONS
                                           ---------------------------------------------
                                      Net Asset                            Net               Total
                                      Value,             Net            Realized          Income from
                                      Beginning       Investment         Gain/(Loss)        Investment
                                      of Period        Income         on Investments       Operations

  Six months ended
     May 31, 1999 (5)                  $1.000          $0.020             $0.000              $0.020
  Year ended Nov. 30, 1998              1.000           0.045              0.000               0.045
  Year ended Nov. 30, 1997              1.000           0.045             (0.000)              0.045
  Year ended Nov. 30, 1996              1.000           0.044             (0.000)              0.044
  Year ended Nov. 30, 1995              1.000           0.049              0.000               0.049
  Year ended Nov. 30, 1994              1.000           0.031              0.000               0.031

















                                                        DIVIDENDS
                                                    AND DISTRIBUTIONS
                               -------------------------------------------------------------
                               Dividends to
                               Shareholders       Distributions           Total Dividends      Net Assets
                                from Net         to Shareholders         and Distributions       Value
                               Investment            from Net                   to               End of      Total
                                 Income            Realized Gains          Shareholders         Period      Return*
  Six months ended
     May 31, 1999 (5)            ($0.020)                -                  ($0.020)            $1.000      4.06%(4)
  Year ended Nov. 30, 1998        (0.045)                -                   (0.045)             1.000      4.63%
  Year ended Nov. 30, 1997        (0.045)                -                   (0.045)             1.000      4.60%
  Year ended Nov. 30, 1996        (0.044)            ($0.000)                (0.044)             1.000      4.51%
  Year ended Nov. 30, 1995        (0.049)             (0.000)                (0.049)             1.000      5.02%
  Year ended Nov. 30, 1994        (0.031)                -                   (0.031)             1.000      3.12%


                                                                        RATIOS TO
                                                                         AVERAGE
                                                                        NET ASSETS
                                                                 -------------------------
                                                Net Assets,
                                                  End of           Net            Net
                                                  Period        Operating       Investment
                                                (millions)      Expenses (3)      Income
  Six months ended
     May 31, 1999 (5)                             $92.2          0.95%(2,4)     3.99%(2,4)
  Year ended Nov. 30, 1998                        112.1          0.98%(1)       4.53%(1)
  Year ended Nov. 30, 1997                        100.0          0.98%(1)       4.51%(1)
  Year ended Nov. 30, 1996                        101.1          1.00%(1)       4.41%(1)
  Year ended Nov. 30, 1995                        108.6          1.00%(1)       4.91%(1)
  Year ended Nov. 30, 1994                        113.2          0.95%(1)       3.08%(1)


(1) During the periods noted above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 0.97% and 4.52%, respectively, for the year ended November 30, 1998, 0.99% and 4.50%, respectively, for the year ended November 30, 1997, 1.00% and 4.41%, respectively, for the year ended November 30, 1996, 1.02% and 4.89%, respectively, for the year ended November 30, 1995, and 0.97% and 3.06%, respectively, for the year ended November 30, 1994.
----------------------------------------
(2) Average net assets for the six months ended May 31, 1999 were $2,483,084,978 and $102,086,665 for the Primary and Government Portfolios, respectively.
(3) For fiscal periods ending after September 1, 1995, the ratios are calculated to include expenses offset by earnings credits (See Note 1g in Notes to Financial Statements).
(4) Annualized
(5) Unaudited

 *  Assumes reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                INCOME FROM
                                          INVESTMENT OPERATIONS
                                   ---------------------------------------
                                                                           Dividends to
                                   Net Asset                    Net            Total      Shareholders                 Net Asset
                                    Value,        Net         Realized      Income from     from Net     Capital        Value,
                                   Beginning   Investment    Gain/(Loss)    Investment     Investment   Contribution    End of
                                   of Period     Income    on Investments   Operations       Income     by Adviser      Period
General Municipal Portfolio
  Six months ended
     May 31, 1999 (5)               $1.000     $0.011          $0.000         $0.011        ($0.011)        -           $1.000
  Year ended Nov. 30, 1998           1.000      0.026          (0.000)         0.026         (0.026)        -            1.000
  Year ended Nov. 30, 1997           1.000      0.027          (0.000)         0.027         (0.027)        -            1.000
  Year ended Nov. 30, 1996           1.000      0.025           0.000          0.025         (0.025)        -            1.000
  Year ended Nov. 30, 1995           1.000      0.031           0.000          0.031         (0.031)        -            1.000
  Year ended Nov. 30, 1994           1.000      0.020          (0.000)         0.020         (0.020)        -            1.000



                                                                                                              RATIOS TO
                                                                                                               AVERAGE
                                                                                                              NET ASSETS
                                                                                                      -------------------------

                                                                                Net Assets
                                                                                  End of                Net             Net
                                                                Total             Period             Operating      Investment
                                                               Return*          (millions)         Expenses (3)     Income
General Municipal Portfolio
  Six months ended
     May 31, 1999 (5)                                           2.17%(4)            $127.3          0.93%(2,4)      2.16%(2,4)
  Year ended Nov. 30, 1998                                      2.66%                171.8          0.92%           2.62%
  Year ended Nov. 30, 1997                                      2.74%                137.0          0.96%(1)        2.70%(1)
  Year ended Nov. 30, 1996                                      2.56%                122.3          0.99%(1)        2.53%(1)
  Year ended Nov. 30, 1995                                      3.11%                116.0          0.93%(1)        3.07%(1)
  Year ended Nov. 30, 1994                                      2.04%                108.7          0.90%(1)        2.01%(1)

(1) During the periods noted above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 0.96% and 2.70%, respectively, for the year ended November 30, 1997, 0.99% and 2.53%, respectively, for the year ended November 30, 1996, 1.02% and 2.98%, respectively, for the year ended November 30, 1995 and 1.01% and 1.90%, respectively, for the year ended November 30, 1994.


                                                INCOME FROM
                                          INVESTMENT OPERATIONS
                                   ---------------------------------------
                                                                                          Dividends to
                                   Net Asset                    Net            Total      Shareholders                 Net Asset
                                    Value,        Net         Realized      Income from     from Net     Capital        Value,
                                   Beginning   Investment    Gain/(Loss)    Investment     Investment   Contribution    End of
                                   of Period     Income    on Investments   Operations       Income     by Adviser      Period
California Municipal Portfolio
  Six months ended
     May 31, 1999 (5)              $1.000       $0.010            -          $0.010        ($0.010)         -           $1.000
  Year ended Nov. 30, 1998          1.000        0.024            -           0.024         (0.024)         -            1.000
  Year ended Nov. 30, 1997          1.000        0.026       ($0.000)         0.026         (0.026)         -            1.000
  Year ended Nov. 30, 1996          1.000        0.024            -           0.024         (0.024)         -            1.000
  Year ended Nov. 30, 1995          1.000        0.031        (0.008)         0.023         (0.031)      $0.008          1.000
  Year ended Nov. 30, 1994          1.000        0.020        (0.000)         0.020         (0.020)         -            1.000

                                                                                                              RATIOS TO
                                                                                                               AVERAGE
                                                                                                              NET ASSETS
                                                                                                      -------------------------

                                                                                Net Assets
                                                                                  End of                Net             Net
                                                                Total             Period             Operating      Investment
                                                               Return*           (millions)          Expenses (3)     Income
California Municipal Portfolio
  Six months ended
     May 31, 1999 (5)                                           2.01%(4)          $62.8            0.91%(2,4)       1.98%(2,4)
  Year ended Nov. 30, 1998                                      2.39%              70.4            0.95%            2.36%
  Year ended Nov. 30, 1997                                      2.68%              55.7            0.90%(1)         2.64%(1)
  Year ended Nov. 30, 1996                                      2.42%              53.4            0.85%(1)         2.42%(1)
  Year ended Nov. 30, 1995                                      3.10%              75.9            0.82%(1)         3.05%(1)
  Year ended Nov. 30, 1994                                      1.99%              61.3            0.85%(1)         1.99%(1)

(1) During the periods noted above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 0.96% and 2.58%, respectively, for the year ended November 30, 1997, 0.97% and 2.30%, respectively, for the year ended November 30, 1996, 0.95% and 2.92%, respectively, for the year ended November 30, 1995 and 0.97% and 1.87%, respectively, for the year ended November 30, 1994.



                                                INCOME FROM
                                          INVESTMENT OPERATIONS
                                   ---------------------------------------
                                                                           Dividends to
                                   Net Asset                    Net            Total      Shareholders                 Net Asset
                                    Value,        Net         Realized      Income from     from Net     Capital        Value,
                                   Beginning   Investment    Gain/(Loss)    Investment     Investment   Contribution    End of
                                   of Period     Income    on Investments   Operations       Income     by Adviser      Period
New York Municipal Portfolio
  Six months ended
     May 31, 1999 (5)              $1.000       $0.010             -         $0.010        ($0.010)          -          $1.000
  Year ended Nov. 30, 1998          1.000        0.025             -          0.025         (0.025)          -           1.000
  Year ended Nov. 30, 1997          1.000        0.026        ($0.000)        0.026         (0.026)          -           1.000
  Year ended Nov. 30, 1996          1.000        0.025             -          0.025         (0.025)          -           1.000
  Year ended Nov. 30, 1995          1.000        0.030          0.000         0.030         (0.030)          -           1.000
  Year ended Nov. 30, 1994          1.000        0.019         (0.000)        0.019         (0.019)          -           1.000

                                                                                                              RATIOS TO
                                                                                                               AVERAGE
                                                                                                              NET ASSETS
                                                                                                      -------------------------

                                                                                Net Assets
                                                                                  End of                Net             Net
                                                                Total             Period             Operating      Investment
                                                               Return*           (millions)          Expenses (3)     Income
New York Municipal Portfolio
  Six months ended
     May 31, 1999 (5)                                           2.06%(4)          $64.6             0.95%(2,4)      2.03%(2,4)
  Year ended Nov. 30, 1998                                      2.50%              84.1             0.98%           2.46%
  Year ended Nov. 30, 1997                                      2.66%              73.2             0.98%(1)        2.63%(1)
  Year ended Nov. 30, 1996                                      2.50%              60.0             0.97%(1)        2.45%(1)
  Year ended Nov. 30, 1995                                      3.07%              52.3             0.79%(1)        3.02%(1)
  Year ended Nov. 30, 1994                                      1.92%              48.0             0.82%(1)        1.90%(1)

(1) During the periods noted above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 0.98% and 2.62%, respectively, for the year ended November 30, 1997, 0.98% and 2.44%, respectively, for the year ended November 30, 1996, 1.00% and 2.81%, respectively, for the year ended November 30, 1995 and 1.01% and 1.71%, respectively, for the year ended November 30, 1994.
----------------------------------
(2) Average net assets for the six months ended May 31, 1999 were $141,490,703, $67,333,970 and $77,602,469 for the General, California and New York Municipal Portfolios, respectively.
(3) For fiscal periods ending after September 1, 1995, the ratios are calculated to include expenses offset by earnings credits ( See Note 1g in Notes to Financial Statements).
(4) Annualized
(5) Unaudited

(*) Assumes reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------


[LOGO OF OCC APPEARS HERE]                          [LOGO OF OCC APPEARS HERE]


--------------------------------------------------------------------------------

Directors and Officers

Joseph M. La Motta             Director, President
Paul Y. Clinton                Director
Thomas W. Courtney             Director
Lacy B. Herrmann               Director
George Loft                    Director
Everett Alcenat                Vice President
Bernard H. Garil               Vice President
John C. Giusio, Jr.            Vice President
Matthew Greenwald              Vice President
Benjamin Gutstein              Vice President
Susan A. Murphy                Vice President
Lawrence K. Becker             Treasurer
Deborah Kaback                 Secretary
Maria Camacho                  Assistant Secretary


Investment Adviser

OpCap Advisors
Two World Financial Center
New York, NY 10281


Distributor

OCC Distributors
One World Financial Center
New York, NY 10281


Custodian, Transfer and Shareholder Servicing Agent

State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266


--------------------------------------------------------------------------------
  Table of Contents
  President's Letter                            1
  Investment Review                             2
  Year 2000 Processing Issue                    3
  Schedules of Investments                      4
  Statements of Assets and Liabilities         15
  Statements of Operations                     16
  Statements of Changes in Net Assets          18
  Notes to Financial Statements                20
  Financial Highlights                         22
--------------------------------------------------------------------------------

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.


 .  Primary Portfolio
 .  Government Portfolio
 .  General Municipal Portfolio
 .  California Municipal Portfolio
 .  New York Municipal Portfolio


   Semi-Annual Report

   May 31, 1999



Managed by
OpCap Advisors